Consolidated Statements of Changes in Equity ¥ in Thousands	Ordinary shares Class A ordinary shares CNY (¥)	Ordinary shares Class B ordinary shares CNY (¥)	Ordinary shares Series A Preferred Shares CNY (¥)	Ordinary shares Series A Preferred Shares USD ($)	Ordinary shares CNY (¥)	Share premium CNY (¥)	Share-based compensation reserve CNY (¥)	Translation reserve CNY (¥)	Other reserves CNY (¥)	Accumulated losses CNY (¥)	Treasury shares CNY (¥)	Series Seed-1 Preferred Shares CNY (¥)	Series Seed-2 Preferred Shares CNY (¥)	Series A Preferred Shares CNY (¥)	CNY (¥)
Beginning balance at Dec. 31, 2022					¥ 8	¥ 1,061,570	¥ 398,694	¥ (161,324)	¥ 903,265	¥ (4,132,676)	¥ (151,668)	¥ 5	¥ 4	¥ 6	¥ (2,082,116)
Loss for the year										(1,949,101)					(1,949,101)
Foreign currency translation adjustment, net of nil income taxes								(73,323)							(73,323)
Total comprehensive income for the year								(73,323)		(1,949,101)					(2,022,424)
Share-based compensation expenses							931,784								931,784
Exercise of warrants to subscribe for non-redeemable preferred shares						31			111,055						111,086
Deemed distribution to a preferred shareholder										(32,767)					(32,767)
Issuance of ordinary shares			¥ 31	$ 4,400		42,519									42,519
Changes in equity						42,550	931,784		111,055	(32,767)					1,052,622
Ending balance at Dec. 31, 2023					8	1,104,120	1,330,478	(234,647)	1,014,320	(6,114,544)	(151,668)	5	4	6	(3,051,918)
Loss for the year										(2,516,808)					(2,516,808)
Foreign currency translation adjustment, net of nil income taxes								38,364							38,364
Total comprehensive income for the year								38,364		(2,516,808)					(2,478,444)
Share-based compensation expenses							1,187,867								1,187,867
Issuance of Class A ordinary shares to settle vested RSUs, value					6	(6)
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs							(394,195)								(394,195)
Bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders					1										1
Cancellation of other financial instruments issued to an investor									4,528						4,528
Cancellation of treasury shares	¥ (1)					(151,667)					151,668
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, net of commissions and other listing expenses	6					3,149,258									3,149,264
Re-designation before the completion of the IPO	11	¥ 4			(15)
Conversion of preferred shares into Class A and Class B ordinary shares	38					8,648,893						(5)	(4)	(6)	8,648,916
Changes in equity	54	4			(8)	11,646,478	793,672		4,528		151,668	(5)	(4)	(6)	12,596,381
Ending balance at Dec. 31, 2024	54	4			0	12,750,598	2,124,150	(196,283)	1,018,848	(8,631,352)	¥ 0	¥ 0	¥ 0	¥ 0	7,066,019
Loss for the year										(1,654,900)					(1,654,900)
Foreign currency translation adjustment, net of nil income taxes								(122,030)							(122,030)
Total comprehensive income for the year								(122,030)		(1,654,900)					(1,776,930)
Share-based compensation expenses							449,983								449,983
Issuance of Class A ordinary shares to settle vested RSUs, value	3				3	(3)
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs							(50,846)								(50,846)
Issuance of Class A ordinary shares for exercise of share options	1				1	103,437									103,438
Class A ordinary shares issued to depositary bank	5				¥ 5	(5)
Issuance of ordinary shares relating to Global Offering, net of commissions and other listing expense	6					2,108,504									2,108,510
Changes in equity	15					2,211,933	399,137								2,611,085
Ending balance at Dec. 31, 2025	¥ 69	¥ 4				¥ 14,962,531	¥ 2,523,287	¥ (318,313)	¥ 1,018,848	¥ (10,286,252)					¥ 7,900,174